Interest Income and Expense - Details of Interest Income from Financial Assets (Detail) - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2022	Oct. 31, 2021	Jan. 31, 2021
Disclosure of Interest Income Expense [line items]
Measured at amortized cost	[1]	$ 6,150	$ 5,904	$ 6,212
Measured at FVOCI	[1]	181	176	188
Interest income calculated using effective interest method		6,331	6,080	6,400
Other	[2]	132	106	112
Interest income	[3]	6,463	6,186	6,512
Measured at amortized cost	[1]	2,069	1,928	2,126
Interest expense calculated using effective interest method		2,069	1,928	2,126
Other	[4]	50	41	35
Interest expenses		$ 2,119	$ 1,969	$ 2,161

[1]	The interest income/expense on financial assets/liabilities are calculated using the effective interest method.
[2]	Includes dividend income on equity securities.
[3]	Includes interest income on financial assets measured at amortized cost and FVOCI, calculated using the effective interest method, of $6,331 for the quarter ended January 31, 2022 (October 31, 2021 – $6,080; January 31, 2021 – $6,400).
[4]	Includes interest on lease liabilities for the three months ended January 31, 2022 of $27 (October 31, 2021 – $25; January 31, 2021 – $27).